Property, Net - Components of Property, Net (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, gross	$ 964.0	$ 913.8
Less accumulated depreciation and amortization	(579.5)	(559.6)
Property, net	384.5	354.2	$ 321.4
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, gross	32.6	24.8
Properties under capital leases	0.1	1.7
Building
Property, Plant and Equipment [Line Items]
Property, gross	226.4	215.0
Properties under capital leases	3.6	16.5
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, gross	$ 705.0	$ 674.0